Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2022
Other Payables and Accruals
Schedule of other payables and accruals

	December 31,	June 30,
	2021	2022
Unearned revenue	28,325	28,530
Accrued off-hire	1,768	2,311
Accrued purchases	3,273	2,037
Accrued interest	9,180	10,020
Other accruals	7,625	8,454
Total	50,171	51,352